Variable Interest Entities (VIEs) - Summary of Bareboat Charter Rates per Day Based on Base LIBOR Interest Rate for Next Five Years (Detail) $ / d in Thousands	Jun. 30, 2018 $ / d
West Taurus [Member]
Sale Leaseback Transaction [Line Items]
2018	112
2019	103
2020	101
2021	97
2022	96
2023	181
SFL Hercules Limited [Member]
Sale Leaseback Transaction [Line Items]
2018	118
2019	101
2020	100
2021	96
2022	96
2023	184
SFL Linus Limited [Member]
Sale Leaseback Transaction [Line Items]
2018	158
2019	122
2020	99
2021	99
2022	93
2023	189